ENDEAVOR SERIES TRUST

                   Supplement to Prospectus dated May 1, 2001



     Effective  January 8, 2002,  Endeavor  Management  Co.  merged  into AEGON/
Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers") which has now become the Trust's Manager. Both Endeavor Management Co. and AEGON/Transamerica Advisers are indirect wholly-owned subsidiaries of AEGON USA, Inc.

     As a result of the merger, there has been no change in the advisory services provided to the Trust or in the Portfolios' managers as a result of this restructuring, and the restructuring does not otherwise involve a change in actual control or management of the Trust's Manager. There has been no change in fees paid to the Investment Adviser by the Portfolios. AEGON/Transamerica Advisers is located at 570 Carillon Parkway, St. Petersburg, Florida 33716.


Date: January 22, 2002

                              ENDEAVOR SERIES TRUST

       Supplement to Statement of Additional Information dated May 1, 2001


     Effective January 8, 2002, as a result of a merger, all references to Endeavor Management Co. are changed to AEGON/Transamerica Fund Advisers, Inc. ("AEGON/Transamerica Advisers). AEGON/Transamerica Advisers is an indirect wholly owned subsidiary of AEGON USA, Inc., an affiliate of Transamerica Life Insurance Company.

     The section of the Statement of Additional Information titled "Management of the Fund-Trustees and Officers" is amended to remove the discussion of P. Michael Pond as Executive Vice-President-Administration and Compliance and inserting the following:



---------------------------------------- ------------------------------------- --------------------------------------

         Name, Age and Address                   Position(s) Held with           Principal Occupation(s) During Past
         ---------------------
                                                    Registrant                                5 Years
                                                    ----------                              -----------
---------------------------------------- ------------------------------------- --------------------------------------
---------------------------------------- ------------------------------------- --------------------------------------
Brian Scott (58)                               Executive Vice President        President of Endeavor Management Co.
                                                                                from June, 2001 to December, 2001;
                                                                               President since June, 2001, Director
                                                                                 and Chief Executive Officer since
                                                                               December, 2001 of AEGON/Transamerica
                                                                                  Fund Advisers, Inc. since June,
                                                                               2001; from June, 1992 to June, 2001,
                                                                                  Chief Marketing Officer of the
                                                                                Financial Markets Division of AEGON
                                                                                              Group.
---------------------------------------- ------------------------------------- --------------------------------------






 Date:  January 22, 2002